<SEQUENCE>1
<FILENAME>t4082008.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           04/08/08
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       56
                                         -------------
Form 13F Information Table Value Total:   1,571,862
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    29577  1604805 SH       Sole                  1604805
AmSurg Corp                    COM              03232p405    28461  1201911 SH       Sole                  1201911
Ambassadors Group Inc          COM              023177108     3475   183975 SH       Sole                   183975
American Express Co.           COM              025816109    38070   870770 SH       Sole                   870770
Barr Pharmaceuticals           COM              068306109    14621   302643 SH       Sole                   302643
Bed Bath and Beyond            COM              075896100    24959   846066 SH       Sole                   846066
Berkshire Hathaway A           COM              084670108    52426      393 SH       Sole                      393
Berkshire Hathaway B           COM              084670207    17731     3964 SH       Sole                     3964
Brookfield Asset Management    COM              112585104      491    18311 SH       Sole                    18311
Brown & Brown Inc.             COM              115236101    64742  3725105 SH       Sole                  3725105
CBL & Associates Properties    COM              124830100     8689   369276 SH       Sole                   369276
Carmax                         COM              143130102    32409  1668842 SH       Sole                  1668842
Clarcor Inc.                   COM              179895107      228     6424 SH       Sole                     6424
Cognex Corporation             COM              192422103     2787   127675 SH       Sole                   127675
Courier Corp                   COM              222660102    11888   476462 SH       Sole                   476462
Donaldson Co., Inc.            COM              257651109    20916   519275 SH       Sole                   519275
Exxon Mobil Corp               COM              30231G102      276     3261 SH       Sole                     3261
Federated Investors            COM              314211103    56952  1454350 SH       Sole                  1454350
Forest City                    COM              345550107    14720   400000 SH       Sole                   400000
Forward Air                    COM              349853101    42495  1199058 SH       Sole                  1199058
Franklin Resources             COM              354613101    14015   144495 SH       Sole                   144495
General Electric Co            COM              369604103    54815  1481080 SH       Sole                  1481080
Glenville Bank Hldg Co.        COM                             207     2756 SH       Sole                     2756
Graco                          COM              384109104    27331   753740 SH       Sole                   753740
Heartland Express              COM              422347104    43156  3026363 SH       Sole                  3026363
Idex Corporation               COM              45167R104    41179  1341774 SH       Sole                  1341774
Illinois Tool Works            COM              452308109    20566   426411 SH       Sole                   426411
Int'l Speedway                 COM              460335201    41876  1016406 SH       Sole                  1016406
John Wiley & Sons              COM              968223206    66288  1669730 SH       Sole                  1669730
Johnson & Johnson              COM              478160104    50265   774857 SH       Sole                   774857
Kaydon Corp                    COM              486587108    44146  1005376 SH       Sole                  1005376
Knight Transportation Inc.     COM              499064103    24517  1489475 SH       Sole                  1489475
M & T Bank Corp                COM              55261F104    24023   298493 SH       Sole                   298493
Markel Corp                    COM              570535104    52132   118491 SH       Sole                   118491
Martin Marietta Mat            COM              573284106    18451   173786 SH       Sole                   173786
McGrath Rentcorp               COM              580589109    14053   582875 SH       Sole                   582875
Meredith Corp                  COM              589433101    39930  1043932 SH       Sole                  1043932
Mohawk Industries              COM              608190104    42551   594205 SH       Sole                   594205
NBT Bancorp Inc.               COM              628778102      252    11369 SH       Sole                    11369
Pediatrix Medical Group        COM              705324101    20686   306907 SH       Sole                   306907
Pool Corp                      COM              73278L105    17863   945659 SH       Sole                   945659
Procter & Gamble Co            COM              742718109      231     3300 SH       Sole                     3300
Protective Life Corp.          COM              743674103    59497  1466897 SH       Sole                  1466897
Ross Stores Inc.               COM              778296103    62378  2082031 SH       Sole                  2082031
Strayer Education              COM              863236105     4376    28695 SH       Sole                    28695
TCF Financial                  COM              872275102    24461  1365008 SH       Sole                  1365008
Trustco Bank Corp              COM              898349105      199    22408 SH       Sole                    22408
US Bancorp                     COM              902973304      249     7694 SH       Sole                     7694
Vulcan Materials               COM              929160109    23455   353242 SH       Sole                   353242
Watson Pharmaceuticals         COM              942683103      246     8400 SH       Sole                     8400
Westamerica Bank               COM              957090103    49613   943210 SH       Sole                   943210
White Mtns Insurance           COM              G9618E107   106782   222462 SH       Sole                   222462
Whole Foods Mkt Inc.           COM              966837106     8533   258825 SH       Sole                   258825
Winnebago                      COM              974637100    16334   966505 SH       Sole                   966505
Yum Brands                     COM              988498101    43161  1159918 SH       Sole                  1159918
Zebra Technologies A           COM              989207105    48132  1444538 SH       Sole                  1444538